Nature of the Business and Basis of Presentation (Details) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 12, 2021	Oct. 01, 2021	Aug. 27, 2021	Jun. 10, 2021	Jun. 10, 2021	Aug. 13, 2019	Oct. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2008	Sep. 30, 2021	Dec. 31, 2019	Feb. 19, 2019
Nature of the Business and Basis of Presentation (Details) [Line Items]
Business combinations, net of cash												$ 80,256,000
Reverse recapitalization, description												(i) the Company’s existing warrants to purchase the Company’s Class G units were net exercised and 10,019 Class G units of the Company were issued to the holders of the warrants; (ii) the SAFEs were converted into an aggregate of 284,925 Class A units; (iii) the Embry notes and the interest accrued thereunder were converted into 185,000 Class A units and 100,000 Class C units; and (iv) all 1,251,566 Class C, D, E, F and G units of the Company were converted into Class A units as per their rights and preferences. Immediately thereafter, each outstanding Class A unit and Class B unit was split into approximately 27.8 Class A units and Class B units, respectively (the “Exchange Ratio”). Following the split, 77,497,793 Class A units were exchanged for 43,670,422 Class A common shares and 33,827,371 Class V common shares in indie and 9,564,150 Class B units were exchanged for 9,564,150 Class A common shares in indie (1,791,147 of such shares were subject to vesting conditions).
Closing exchange ratio, description												(i) a number of shares of the Company’s Class A common stock equal to (A) the Closing Merger Consideration (as defined below), divided by (B) $10.00 per share, by (ii) the total number of ADK LLC membership units outstanding immediately prior to the Closing. The “Closing Merger Consideration” of $894,628 was determined by taking $900,000 of merger consideration less applicable adjustments of $5,372.
Gross cash proceeds												$ 399,511,000
Transaction cost payments												43,463,000
Repayments of assumed debt												$ 15,607,000
Transaction costs paid								$ 29,770,000
Transaction costs paid by counterparty								$ 21,848,000
Wuxi indie Microelectronics Ltd. [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												50.00%
Thunder Bridge Acquisition II, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Redemption of shares (in Shares)				9,877,106
Reverse recapitalization, description				Concurrent with the Closing, TB2 raised $150,000 in a Private Investment in Public Entity (“PIPE”) financing, pursuant to which Surviving Pubco issued 15,000,000 Class A common shares. On the Closing Date, Surviving PubCo changed its name to indie Semiconductor, Inc., and listed its shares of Class A common stock, par value $0.0001 per share (“Common Stock”) on the Nasdaq under the symbol “INDI.”
Gross cash proceeds												$ 150,000,000
Thunder Bridge Acquisition Il, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)						4,500,000
Share price (in Dollars per share)									$ 10
Business combination maturity term									180 days				180 days
Transaction costs									$ 19,483,537				$ 19,483,537
Underwriting fees									6,900,000				6,900,000
Deferred underwriting fees									12,075,000				12,075,000
Other costs									508,537				508,537
Cash was held outside of the Trust Account									$ 1,230,680				$ 1,230,680
Minimum percentage of trust account required for business combination									80.00%				80.00%
Percentage of maximum redeeming shares									15.00%				15.00%
Amount of net tangible assets									$ 5,000,001				$ 5,000,001
Trust account, description													the Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any Deferred Commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.
warrant price per share (in Dollars per share)									$ 1				$ 1
Aggregate of fair market value percentage									80.00%
Dissolution expenses									$ 100,000
Private Placement [Member] | Thunder Bridge Acquisition II, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Purchase of warrants (in Shares)				8,650,000	8,650,000
Private Placement [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Purchase of warrants (in Shares)													8,650,000			8,650,000
Sale of private warrants shares (in Shares)													8,650,000
Share price (in Dollars per share)													$ 1
Gross proceeds private placement warrants													$ 8,650,000
Generating gross proceeds									$ 8,650,000
Sale of warrants (in Shares)									8,650,000
warrant price per share (in Dollars per share)									$ 1
Initial Public Offering [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Purchase of warrants (in Shares)									17,250,000				17,250,000
Number of units issued in transaction (in Shares)						34,500,000
Gross proceeds from public shares units						$ 345,000,000
Share price (in Dollars per share)													$ 10
Gross proceeds from public shares units (in Shares)													345,000,000
Generating gross proceeds						345,000,000
Net proceeds						$ 345,000,000
Price per unit (in Dollars per share)						$ 10
Dissolution expenses									$ 100,000
Class A Common Stock [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
SAFEs converted into Class A units (in Shares)					7,466,891
Warrants issued upon conversion (in Shares)														278,533
Class A Common Stock [Member] | Thunder Bridge Acquisition II, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
SAFEs converted into Class A units (in Shares)				24,622,894
Purchase of warrants (in Shares)				17,250,000	17,250,000
Conversion of stock, shares converted (in Shares)				8,625,000
Escrow shares (in Shares)												3,450,000
Earn-out shares (in Shares)												10,000,000
Class A Common Stock [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Share price (in Dollars per share)																	$ 12
Working Capital Warrants [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Warrants issued upon conversion (in Shares)				1,500,000
ON Design Israel Ltd [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Business combinations, net of cash		$ 4,974,000					$ 4,974,000					$ 4,974,000
Contingent consideration							$ 7,500,000								$ 7,500,000
ON Design Israel Ltd [Member] | Forecast [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Cash paid to acquire business											$ 7,500,000
TeraXion Inc [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Business combinations, net of cash			$ 75,282,000									$ 75,282,000
Share purchase agreement, description	(i) approximately $75,282 in cash (including debt paid at closing and net of cash acquired); (ii) the issuance by indie of 5,805,144 shares of indie Class A common stock with a fair value of $65,192; and (iii) the assumption by indie of TeraXion options, which became exercisable to purchase 1,542,332 shares of indie Class A common stock with a fair value of $17,249.
Symeo GmbH [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Cash paid to acquire business	$ 10,000,000
Equity interest issued or issuable (in Shares)	858,369
Symeo GmbH [Member] | Forecast [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Cash paid to acquire business										$ 10,000,000
Business Combination [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Outstanding voting percentage									50.00%				50.00%
Business Combination [Member] | Initial Public Offering [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Business combination, description													(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company and less up to $100,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined below) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination within the 24-month time period.